Business Combination - Schedule of Bargain on Purchase Arising on Acquisition (Details) - Magnum E-commerce Kazakhstan LLC ₸ in Millions	Feb. 03, 2023 KZT (₸)
Disclosure of detailed information about business combination [line items]
Consideration transferred	₸ 5,000
Plus: Non-controlling interests	5,883
Less: Fair value of identifiable net assets acquired	(12,006)
Gain on bargain purchase of 51% interest	₸ (1,123)